As filed with the Securities and Exchange Commission on December 6, 2019

File No. 333-146680

File No. 811-22132

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 97	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 99	☒
(Check appropriate box or boxes)

ABERDEEN FUNDS

(Exact Name of Registrant as Specified in Charter)

1900 Market Street, Suite 200
Philadelphia, PA 19103

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 866-667-9231

Lucia Sitar, Esq.

c/o Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Copy to:

Margery Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒                                  immediately upon filing pursuant to paragraph (b)

☐                                    on (date) pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 97 to the Registration Statement of Aberdeen Funds (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 96 on Form N-1A filed on November 15, 2019. This PEA No. 97 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 96 to the Trust’s registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 97 to the Trust’s registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 97 to the Trust’s registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 6th day of December, 2019.

Aberdeen Funds
Registrant

By:	/s/ Bev Hendry*
Bev Hendry
President of Aberdeen Funds

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Name		Title	Date

	/s/ Bev Hendry*	President and Chief Executive Officer	December 6, 2019
Bev Hendry

	/s/ Andrea Melia*	Treasurer, Chief Financial Officer, and Principal Accounting Officer	December 6, 2019
Andrea Melia

	/s/ P. Gerald Malone**	Chairman of the Board	December 6, 2019
P. Gerald Malone

	/s/ Peter D. Sacks**	Trustee	December 6, 2019
Peter D. Sacks

	/s/ Warren C. Smith**	Trustee	December 6, 2019
Warren C. Smith

	/s/ Rahn K. Porter**	Trustee	December 6, 2019
Rahn K. Porter

	/s/ Steven N. Rappaport**	Trustee	December 6, 2019
Steven N. Rappaport

	/s/ Neville J. Miles**	Trustee	December 6, 2019
Neville J. Miles

	/s/ Martin Gilbert**	Trustee	December 6, 2019
Martin Gilbert

By:	/s/ Lucia Sitar
Lucia Sitar
Attorney In Fact

*	Pursuant to a power of attorney filed as exhibit (q)(2) to Post-Effective Amendment No. 77 on December 29, 2016.

**	Pursuant to a power of attorney filed as exhibit (q)(1) to Post-Effective Amendment No. 77 on December 29, 2016.

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase